VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 99.1%
Alabama : 3.6%
Baldwin County Industrial
Development Authority, Solid
Waste Disposal, Series A (RB)
5.00%, 06/01/55 (c) (p) $ 3,000 $ 2,996,092
Black Belt Energy Gas District,
Project No. 7, Series C-1 (RB)
4.00%, 10/01/52 (c) (p) 500 503,804
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/52 (c) (p) 2,000 1,974,972
Black Belt Energy Gas District,
Series A (RB)
5.25%, 05/01/56 (c) (p) 500 509,242
City of Birmingham, Special
Care Facilities Financing
Authority, Methodist Home
(RB)
5.50%, 06/01/30 (c) 500 499,440
County of Jefferson, Alabama
Sewer (RB)
5.00%, 10/01/35 (c) 500 538,345
Energy Southeast, Cooperative
District Energy Supply, Series
B (RB)
5.25%, 07/01/54 (c) (p) 500 535,911
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/50 (p) 390 424,269
Selma Alabama Industrial
Development Board,
International Paper Company
Project, Series A (RB)
4.20%, 05/01/34 250 249,545
Southeast Alabama Gas Supply
District, Series B (RB)
5.00%, 06/01/49 (c) (p) 1,000 1,056,775
Southeast Energy Authority,
Cooperative District Energy
Supply, Series A (RB)
5.00%, 11/01/35 (c) 1,000 1,031,558
Southeast Energy Authority,
Cooperative District Gas
Supply, Series F (RB)
5.25%, 11/01/55 (c) (p) 1,500 1,612,651
11,932,604
Arizona : 1.5%
Arizona Industrial Development
Authority, Basis School
Projects, Series A (RB)
4.75%, 07/01/29 (c) 800 807,992
Arizona Industrial Development
Authority, Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c) 350 347,359
Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development
Authority, Pinecrest Academy
of Nevada, Cadence Campus
Project, Series A (RB)
4.00%, 07/15/30 (c) $ 330 $ 328,165
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 395 380,703
City of Phoenix Civic
Improvement Corp., Junior
Lien Airport, Series B (RB)
5.00%, 07/01/30 (c) 1,000 1,058,503
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
4.00%, 07/01/29 1,340 1,353,768
Salt Verde Financial Corp. (RB)
5.25%, 12/01/28 10 10,537
5.50%, 12/01/29 370 397,645
Sierra Vista Industrial
Development Authority,
Wake Preparatory Academy
(RB)
5.25%, 06/15/35 (c) 225 225,202
4,909,874
California : 14.4%
Alameda Corridor
Transportation Authority,
Second Subordinate Lien,
Series B (RB)
5.00%, 10/01/36 (c) 500 506,121
California Community Choice
Financing Authority, Clean
Energy Project, Series A (RB)
5.00%, 01/01/56 (c) (p) 750 772,508
California Community Choice
Financing Authority, Clean
Energy Project, Series A-1
(RB)
5.00%, 12/01/53 (c) (p) 1,000 1,042,422
California Community Choice
Financing Authority, Clean
Energy Project, Series B (RB)
5.00%, 01/01/55 (c) (p) 1,235 1,286,175
5.00%, 03/01/56 (c) (p) 500 530,995
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p) 1,000 1,058,310
5.25%, 01/01/54 (c) (p) 1,500 1,565,851
California Community Choice
Financing Authority, Clean
Energy Project, Series D (RB)
5.00%, 10/01/55 (c) (p) 1,000 1,042,326

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Community Choice
Financing Authority, Clean
Energy Project, Series E (RB)
5.00%, 02/01/55 (c) (p) $ 1,000 $ 1,061,538
California Community Choice
Financing Authority, Clean
Energy Project, Series G (RB)
5.00%, 11/01/55 (c) (p) 2,000 2,076,090
California Community Choice
Financing Authority, Clean
Energy Project, Series G-1
(RB)
5.25%, 11/01/54 (c) (p) 1,000 1,058,650
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
5.00%, 12/01/34 (c) 1,000 1,067,892
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series A (RB)
5.00%, 10/01/50 (c) (p) 250 267,604
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 2,585 2,605,746
California Infrastructure &
Economic Development Bank,
Brightline West Passenger
Rail Project, Series A (RB)
9.50%, 01/01/65 (c) (p) 8,000 7,137,367
California Municipal Finance
Authority, Baptist University,
Series A (RB)
5.00%, 11/01/35 (c) 250 257,896
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project, Series A (RB)
5.00%, 05/15/30 (c) 1,340 1,406,710
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
5.00%, 02/01/27 50 51,253
5.00%, 02/01/28 (c) 50 51,310
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 06/30/27 610 627,271
5.00%, 06/30/28 220 228,637
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AGM)
5.00%, 06/30/31 (c) 260 266,454
California Municipal Finance
Authority, St. Mary's School,
Series B (RB)
4.65%, 05/01/30 (c) 500 510,622
Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 $ 6,625 $ 6,513,128
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22 (d) * 1,000 11,250
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,360 15,300
California Public Finance
Authority, Series A (RB)
5.70%, 06/01/34 (c) 500 509,643
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 635 627,936
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/33 (c) 300 302,297
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.25%, 12/01/34 (c) 1,740 1,740,882
California Statewide
Communities Development
Authority, NCCD-Hooper
Street LLC-California College
of the Arts Project (RB)
5.00%, 07/01/29 150 153,424
City and County of San
Francisco, Airport
Commission, International
Airport, Series A (RB)
5.00%, 05/01/29 500 535,438
5.00%, 05/01/33 500 545,503
City and County of San
Francisco, Airport
Commission, International
Airport, Series C (RB)
5.00%, 05/01/32 1,000 1,089,561
City and County of San
Francisco, Airport
Commission, International
Airport, Series E (RB)
5.00%, 05/01/34 (c) 370 382,655

Par
(000’s) Value
California (continued)
City and County of San
Francisco, Airport
Commission, International
Airport, Series H (RB)
5.00%, 05/01/27 $ 500 $ 517,908
5.00%, 05/01/29 500 535,438
City of Los Angeles Department
of Airports, Series A (RB)
5.00%, 05/15/30 750 813,069
5.00%, 05/15/35 1,000 1,077,782
City of Los Angeles Department
of Airports, Series F (RB)
5.00%, 05/15/35 500 538,891
Compton Public Finance
Authority (RB)
4.50%, 09/01/32 (c) 1,000 999,961
El Centro Financing Authority,
El Centro Regional Medical
Center Project (RB)
4.50%, 07/01/29 (c) 480 476,171
Irvine Unified School District
Community Facilities District
No. 09-1, Series D (ST)
5.00%, 09/01/26 110 112,334
MSR Energy Authority,
California Gas, Series A (RB)
6.12%, 11/01/29 215 227,382
MSR Energy Authority,
California Gas, Series B (RB)
7.00%, 11/01/34 1,000 1,187,809
Palomar Health (RB)
5.00%, 11/01/25 250 249,378
5.00%, 11/01/27 (c) 90 88,480
San Joaquin Valley Clean
Energy Authority, Series A
(RB)
5.50%, 01/01/56 (c) (p) 1,000 1,100,816
Southern California
Public Power Authority,
Transmission System
Renewal Project (RB)
5.00%, 07/01/53 (c) (p) 1,000 1,057,118
47,889,302
Colorado : 1.7%
City and County of Denver,
Colorado Airport System,
Series A (RB)
5.00%, 12/01/29 (c) 295 310,598
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/32 (c) 2,425 2,424,855
City of Louisville, Redtail Ridge
Metropolitan District, Capital
Appreciation Turbo (GO)
0.00%, 12/01/32 (c) ^ 500 298,843
Par
(000’s) Value
Colorado (continued)
Colorado Health Facilities
Authority, Aberdeen Ridge,
Series B-1 (RB)
3.50%, 05/15/30 (c) $ 1,000 $ 959,477
Denver Convention Center
Hotel Authority (RB)
5.00%, 12/01/27 (c) 600 610,924
Public Authority for Colorado
Energy, Natural Gas Purchase
(RB)
6.25%, 11/15/28 120 125,798
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 12/01/31 (c) 1,000 948,490
5,678,985
Connecticut : 0.8%
Connecticut State Health
and Educational Facilities
Authority, Masonicare Issue,
Series F (RB)
4.00%, 07/01/30 (c) 120 117,852
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
5.00%, 07/01/27 430 434,971
5.00%, 07/01/29 870 886,361
Connecticut State Health
and Educational Facilities
Authority, Yale University,
Series B (RB)
5.00%, 07/01/64 (p) 500 553,785
Stamford Housing Authority,
Mozaic Concierge Living
Project, Series C (RB)
4.75%, 10/01/32 500 507,037
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/30 (c) 335 340,905
2,840,911
Delaware : 0.3%
Delaware State Economic
Development Authority, NRG
Energy Project, Series A (RB)
1.25%, 10/01/45 (c) (p) 1,000 994,202
Underline
District of Columbia : 0.3%
District of Columbia, Income
Tax, Series A (RB)
5.00%, 06/01/35 500 565,666
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School (RB)
4.00%, 06/01/30 370 364,951
930,617

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida : 4.2%
Capital Projects Finance
Authority, Imagine School at
North Port Project, Series A
(RB)
5.00%, 06/15/35 (c) $ 250 $ 245,612
Capital Trust Agency, Education
Growth Fund, LLC Charter
School Portfolio Project,
Series A-1 (RB)
3.38%, 07/01/31 1,290 1,228,606
Capital Trust Agency, Elim
Senior Housing, Inc., Project
(RB)
5.00%, 08/01/27 (c) 275 269,821
Capital Trust Agency, The Marie
Selby Botanical Gardens, Inc.,
Project (RB)
4.00%, 06/15/31 (c) 535 512,344
City of Venice, Florida
Retirement Community,
Village on the Isle Project,
Series B-3 (RB)
4.25%, 01/01/30 (c) 250 250,668
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/29 (c) 290 290,600
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
5.00%, 08/15/31 (c) 1,500 1,586,886
County of Miami-Dade,
Industrial Development
Authority, NCCD-Biscayne
Properties LLC Project, Series
A (RB)
5.00%, 06/01/30 (c) 315 314,993
County of Miami-Dade, Seaport
Department, Series A (RB)
5.00%, 10/01/36 (c) 880 917,964
County of Palm Beach, Atlantic
University Housing Project,
Series A (RB)
5.00%, 04/01/29 300 305,476
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project (RB)
5.00%, 07/01/35 (c) 1,000 814,000
5.00%, 07/01/37 (c) 250 203,623
Florida Development Finance
Corp., Education Facilities,
Central School Project (RB)
5.00%, 08/15/32 500 490,203
Florida Development Finance
Corp., Education Facilities,
Cornerstone Chapter
Academy Project (RB)
5.00%, 10/01/32 (c) 500 509,049
Par
(000’s) Value
Florida (continued)
Florida Development Finance
Corp., Renaissance Chapter
School, Inc. Project, Series C
(RB)
4.00%, 09/15/30 (c) $ 470 $ 452,766
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
6.12%, 07/01/32 (c) (p) 485 490,459
Florida Higher Educational
Facilities Financing Authority
(RB)
5.00%, 07/01/35 (c) 750 745,008
JEA Electric System, Series B
(RB)
5.00%, 10/01/29 (c) 110 115,255
Lee County Industrial
Development Authority,
Healthcare Facilities, Series
B-3 (RB)
4.12%, 11/15/29 (c) 1,000 1,006,927
Miami Beach Redevelopment
Agency, City Center Historic
Convection Village (TA) (AG)
5.00%, 02/01/36 (c) 500 543,709
Mid-Bay Bridge Authority (RB)
(AG)
5.00%, 10/01/35 500 549,198
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 (d) * 1,930 1,061,500
Village Community
Development District No. 12
(SA) (SAW)
3.80%, 05/01/28 285 286,532
Village Community
Development District No. 13
(SA)
3.00%, 05/01/29 190 185,689
Village Community
Development District No. 15
(SA)
4.00%, 05/01/34 (c) 500 489,689
13,866,577
Georgia : 1.5%
Atlanta Development Authority,
Westside Gulch Area Project,
Series A-1 (TA)
5.00%, 04/01/34 (c) 500 498,058
DeKalb County Housing
Authority, Georgia Affordable
Multifamily Housing, Series
A (RB)
4.00%, 12/01/33 (c) 1,500 1,498,346

Par
(000’s) Value
Georgia (continued)
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/28 (c) $ 205 $ 205,327
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 380 391,582
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/34 (c) 1,500 1,500,488
Main Street Natural Gas, Inc.,
Series E (RB)
5.00%, 05/01/55 (c) (p) 500 525,206
Marietta Development
Authority, University
Facilities, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/27 250 251,370
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.00%, 10/01/29 (c) 170 168,063
5,038,440
Guam : 1.6%
Guam Government, Business
Privilege Tax, Series D (RB)
5.00%, 11/15/27 (c) 360 361,096
Guam Government, Business
Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c) 895 860,866
5.00%, 01/01/30 1,000 1,058,046
5.00%, 01/01/31 1,000 1,062,741
Guam Government, Series A
(RB)
5.00%, 12/01/25 1,000 1,005,197
Guam Power Authority, Series
A (RB)
5.00%, 10/01/33 (c) 940 1,019,267
5,367,213
Hawaii : 0.1%
State of Hawaii Department of
Budget & Finance, Hawaiian
Electric Company, Inc., Series
A (RB)
3.10%, 05/01/26 500 494,287
Underline
Illinois : 9.8%
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/29 1,000 1,042,866
5.00%, 12/01/30 (c) 1,000 1,024,391
5.00%, 12/01/32 (c) 2,000 2,057,037
5.00%, 12/01/33 (c) 1,500 1,532,624
7.00%, 12/01/26 (c) 200 201,944
Par
(000’s) Value
Illinois (continued)
Chicago Board of Education,
Series A (GO) (AGM)
5.00%, 12/01/27 $ 250 $ 259,351
5.00%, 12/01/29 (c) 200 209,095
5.00%, 12/01/29 (c) 250 255,884
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/26 230 233,878
5.50%, 12/01/31 1,000 1,070,242
Chicago Board of Education,
Series A (GO) (NATL)
0.00%, 12/01/26 ^ 310 295,629
0.00%, 12/01/28 ^ 795 702,485
Chicago Board of Education,
Series B (GO)
5.00%, 12/01/29 1,250 1,303,582
5.00%, 12/01/30 (c) 1,250 1,280,489
5.00%, 12/01/30 2,000 2,085,876
5.00%, 12/01/31 (c) 2,000 2,070,159
5.00%, 12/01/33 (c) 1,400 1,409,386
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/27 500 514,090
5.00%, 12/01/30 (c) 560 569,896
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/32 (c) 1,320 1,320,297
Chicago O'Hare International
Airport, Series D (RB)
5.00%, 01/01/32 500 556,291
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.00%, 12/01/29 ^ 575 487,001
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/26 ^ 490 467,285
0.00%, 12/01/28 ^ 1,515 1,338,698
0.00%, 12/01/29 ^ 585 495,471
0.00%, 12/01/30 ^ 190 153,385
City of Chicago, Series A (GO)
5.00%, 01/01/30 1,500 1,577,673
City of Chicago, Series B (GO)
5.00%, 01/01/33 500 527,002
County of Cook, Series A (GO)
5.00%, 11/15/28 (c) 500 512,979
Eastern Illinois Economic
Development Authority,
Business District (RB)
5.00%, 11/01/33 (c) 815 809,876
Illinois Finance Authority,
Admiral Lake Project (RB)
5.00%, 05/15/33 (c) 420 388,590
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27 (d) * 1,061 8,490

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority,
Roosevelt University (RB)
5.40%, 04/01/27 (c) $ 55 $ 55,013
Illinois Finance Authority,
Surface Freight Transfer
Facilities (RB)
4.80%, 12/01/43 (c) (p) 500 499,845
Illinois Municipal Electric
Agency, Power Supply
System, Series A (RB)
5.00%, 02/01/26 (c) 785 786,053
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 395 409,056
5.00%, 06/15/29 545 571,008
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26 ^ 260 252,447
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB)
5.00%, 12/15/28 (c) 500 520,521
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB) (NATL)
0.00%, 06/15/28 ^ 115 104,807
Northern Illinois Municipal
Power Agency, Series A (RB)
5.00%, 12/01/29 (c) 330 338,251
State of Illinois (GO)
3.50%, 06/01/30 (c) 350 346,908
4.12%, 11/01/31 (c) 100 100,252
State of Illinois, Sales Tax (RB)
5.00%, 06/15/26 235 239,511
State of Illinois, Series A (GO)
5.00%, 03/01/33 (c) 700 748,244
State of Illinois, Series C (GO)
5.00%, 11/01/29 (c) 315 327,971
State of Illinois, Series D (GO)
5.00%, 11/01/28 (c) 460 479,602
32,541,431
Indiana : 1.3%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 10/01/27 (c) 180 155,052
Indiana Finance Authority,
Midwestern Disaster Relief,
Series A (RB)
4.25%, 11/01/30 1,015 1,030,760
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 2,000 2,004,705
Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority,
University Health, Series D
(RB)
5.00%, 10/01/57 (c) (p) $ 1,000 $ 1,089,386
4,279,903
Iowa : 0.7%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/29 (c) 1,070 1,034,442
4.00%, 06/01/31 (c) 1,000 938,866
Iowa Finance Authority,
Northcrest, Inc. Project,
Series B (RB)
5.00%, 03/01/28 (c) 190 192,583
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
4.00%, 10/01/25 270 269,336
2,435,227
Kansas : 0.2%
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/34 (c) 600 586,197
Underline
Kentucky : 1.2%
City of Henderson, Pratt Paper,
LLC Project, Series B (RB)
3.70%, 01/01/32 1,520 1,495,361
City of Williamsburg, Kentucky
Bond Development Corp,
Series A (RB)
5.00%, 08/15/55 (c) (p) 500 537,855
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/26 25 24,941
Kentucky Economic
Development Finance
Authority, Masonic Homes of
Kentucky, Inc. (RB)
5.38%, 11/15/32 (c) 250 240,623
Kentucky Municipal Power
Agency, Prairie State Project,
Series A (RB) (NATL)
5.00%, 09/01/30 (c) 175 175,222
Kentucky Public Energy
Authority, Gas Supply, Series
A (RB)
5.25%, 06/01/55 (c) (p) 1,000 1,056,049
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55 (c) (p) 500 529,093
4,059,144

Par
(000’s) Value
Louisiana : 1.5%
Calcasieu Parish Service
District, Lake Charles
Memorial Hospital Project
(RB)
5.00%, 12/01/27 $ 1,025 $ 1,044,157
Calcasieu Parish Service
District, Lake Charles
Memorial Hospital Project
(RB) (SBG)
5.00%, 12/01/29 150 154,640
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Christwood Project
(RB)
4.25%, 11/15/30 250 249,674
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 810 774,838
Louisiana Public Facilities
Authority, Lake Charles
Chapter Academy Project,
Series A (RB)
5.00%, 12/15/34 (c) 500 502,215
Louisiana Public Facilities
Authority, Solid Waste
Disposal, Louisiana Pellets,
Inc. Project (RB)
7.00%, 07/01/24 (d) * 330 3
Louisiana Public Facilities
Authority, Solid Waste
Disposal, Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) * 521 5
Parish of St. James, Nustar
Logistics, LP Project, Series
B (RB)
6.10%, 12/01/40 (p) 1,000 1,065,670
State of Louisiana, Series B
(GO)
5.00%, 06/01/36 (c) 1,000 1,110,171
4,901,373
Maryland : 0.3%
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
4.00%, 09/01/27 200 200,463
County of Frederick, Mount
Saint Mary's University, Series
A (RB)
5.00%, 09/01/27 250 251,693
County of Howard, Series A (TA)
4.00%, 02/15/28 (c) 100 100,168
Par
(000’s) Value
Maryland (continued)
Maryland Economic
Development Corp.,
Transportation Facilities,
Series A (RB)
5.00%, 06/01/28 $ 425 $ 443,003
995,327
Massachusetts : 0.9%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/29 (c) 400 403,358
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series I
(RB)
5.00%, 07/01/28 (c) 310 315,150
Massachusetts Development
Finance Agency, Care
Communities, LLC Issue,
Series A (RB)
5.50%, 07/15/35 250 248,064
Massachusetts Development
Finance Agency, Lasell Village,
Inc. (RB)
5.00%, 07/01/29 500 529,653
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 10/01/27 (c) 250 252,293
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
I (RB)
5.00%, 07/01/28 (c) 100 101,639
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
N-2 (RB)
5.00%, 07/01/35 (c) 1,000 1,091,955
2,942,112
Michigan : 1.0%
Detroit Regional Convention
Facility Authority, Series C
(RB)
5.00%, 10/01/35 (c) 580 623,220
Great Lakes Water Authority
Water Supply System, Series
B (RB)
5.00%, 07/01/34 1,000 1,123,881
Michigan Finance Authority
Higher Education, Thomas
M. Cooley Law School Project
(RB)
6.25%, 07/01/29 (c) 900 886,184
Michigan Finance Authority,
Corewell Health, Series A (RB)
5.00%, 08/15/35 (c) 500 556,001

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Michigan (continued)
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 06/30/30 (c) $ 155 $ 160,488
3,349,774
Minnesota : 0.7%
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/27 (c) 60 59,238
City of Brooklyn Park, Charter
School, Athlos Leadership
Academy Project, Series A
(RB)
5.25%, 07/01/30 (c) 510 494,350
City of Minneapolis, Fairview
Health Services, Series A (RB)
5.00%, 11/15/34 (c) 605 619,677
5.00%, 11/15/35 (c) 1,000 1,019,970
Saint Paul Minnesota Housing
and Redevelopment
Authority, HMONG College
Prep Academy Project, Series
A (RB)
5.00%, 09/01/26 50 50,205
2,243,440
Missouri : 0.5%
City of St. Ann, Northwest Plaza
Redevelopment Project,
Series A (TA)
4.62%, 11/01/30 (c) 65 64,092
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
3.88%, 11/15/29 (c) 155 148,276
Lees Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/32 (c) 125 125,706
Maryland Heights Industrial
Development Authority, Saint
Louis Community Ice Center
Project, Series A (RB) (BAM)
4.38%, 03/15/30 (c) 285 259,501
Plaza at Noah's Ark Community
Improvement District (RB)
3.00%, 05/01/30 (c) 500 474,154
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/28 (c) 500 515,471
1,587,200
Montana : 0.1%
City of Kalispell, Immanuel
Living at Buffalo Hill Project,
Series B (RB)
4.25%, 05/15/30 (c) 250 251,147
Underline
Par
(000’s) Value
Nebraska : 1.1%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/27 $ 500 $ 515,084
5.00%, 09/01/28 100 104,037
5.00%, 09/01/30 125 131,960
5.00%, 09/01/34 650 693,384
Central Plains Energy Project,
Gas Supply, Series A (RB)
5.00%, 08/01/55 (c) (p) 1,000 1,062,064
Central Plans Energy Project,
Gas Project Crossover No. 3,
Series B (RB)
5.00%, 09/01/31 1,000 1,059,562
3,566,091
Nevada : 0.8%
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 06/01/27 (c) 130 130,016
City of Sparks, Tourism
Improvement District No. 1,
Legends at Sparks Marina,
Series A (RB)
2.75%, 06/15/28 265 260,094
Clark County, Nevada Pollution
Control, Southern California
Edison Company (RB)
2.10%, 06/01/31 5 4,417
Clark County, School District,
Series B (GO) (AGM)
5.00%, 06/15/29 250 272,316
5.00%, 06/15/30 (c) 250 271,332
Clark County, School District,
Series B (GO) (BAM)
5.00%, 06/15/30 250 275,761
State of Nevada, Department
of Business and Industry,
Brightline West Passenger
Rail Project, Series A (RB)
9.50%, 01/01/65 (c) (p) 1,500 1,302,170
State of Nevada, Department
of Business and Industry,
Fulcrum Sierra Biofuels, LLC
Project (RB)
5.88%, 12/15/27 269 3
2,516,109
New Hampshire : 1.4%
National Finance Authority,
Affordable Housing (RB)
4.15%, 10/20/40 (c) (p) 1,349 1,269,223
4.75%, 06/20/41 (c) (p) 500 499,035
National Finance Authority,
Bridgeland Water and Utility
Districts (RB)
5.38%, 12/15/35 (c) 705 689,581
National Finance Authority,
Covanta Project, Series A (RB)
4.00%, 11/01/27 (c) 250 249,999

Par
(000’s) Value
New Hampshire (continued)
National Finance Authority,
Emberly and Cantera Creek
Projects (RB)
5.38%, 12/01/31 (c) $ 237 $ 236,906
National Finance Authority,
Highlands Project (RB)
5.12%, 12/15/30 (c) 225 225,205
National Finance Authority, Mill
Creek Project (RB)
5.95%, 12/01/31 (c) 500 500,771
National Finance Authority,
Mirador Project (RB)
6.00%, 12/01/31 (c) 250 250,937
National Finance Authority,
Silverado Project (RB)
5.00%, 12/01/28 (c) 500 500,696
National Finance Authority,
Valencia Project (RB)
5.30%, 12/01/32 (c) 250 249,283
National Finance Authority,
Wildflower Project (RB)
0.00%, 12/15/33 (c) ^ 250 151,413
4,823,049
New Jersey : 3.4%
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 09/15/29 (c) 1,715 1,716,785
5.62%, 11/15/30 (c) 1,000 1,001,050
5.75%, 09/15/27 (c) 1,240 1,242,541
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/32 (c) 1,155 1,132,820
4.00%, 07/01/34 (c) 600 582,523
5.00%, 07/01/33 (c) 1,000 1,009,644
New Jersey Economic
Development Authority,
Rapuano Port & Rail Terminal
Project (RB)
6.38%, 01/01/35 (c) 250 254,071
New Jersey Economic
Development Authority,
School Facilities Construction,
Series XX (RB)
4.25%, 06/15/26 (c) 440 440,239
4.38%, 06/15/27 (c) 130 130,083
New Jersey Economic
Development Authority, State
House Project, Series B (RB)
4.00%, 06/15/29 (c) 750 777,723
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/30 (c) 175 169,590
Par
(000’s) Value
New Jersey (continued)
New Jersey Educational
Facilities Authority, Princeton
University, Series A (RB)
5.00%, 07/01/64 (c) (p) $ 500 $ 553,394
New Jersey Health Care
Facilities Financing Authority,
Barnabas Health, Series A
(RB)
5.00%, 07/01/29 (c) 500 510,640
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/26 ^ 360 346,616
0.00%, 12/15/32 ^ 5 3,853
5.00%, 06/15/30 (c) 395 402,346
5.00%, 06/15/36 (c) 500 542,198
Tobacco Settlement Financing
Corp., Series A (RB)
4.00%, 06/01/37 (c) 540 500,852
5.00%, 06/01/29 (c) 150 154,744
11,471,712
New Mexico : 0.5%
City of Farmington, New Mexico
Pollution Control, Public
Service Company of San Juan
and Four Corners Projects,
Series B (RB)
2.15%, 04/01/33 (c) 700 589,608
City of Farmington, New Mexico
Pollution Control, Southern
California Edison Company
Four Corners Project, Series
B (RB)
1.80%, 04/01/29 1,000 926,193
1,515,801
New York : 12.7%
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 07/15/26 100 101,353
5.00%, 07/15/27 (c) 100 102,105
5.00%, 07/15/28 (c) 100 102,127
5.00%, 07/15/30 (c) 1,800 1,833,987
Build NYC Resource Corp., New
World Preparatory Chapter
School Project, Series A (RB)
4.00%, 06/15/31 245 237,547
City of New York, Series G (GO)
5.00%, 02/01/35 1,000 1,121,253
5.00%, 02/01/36 (c) 1,000 1,107,939
County of Suffolk, Series B (GO)
(AGM)
5.00%, 10/15/26 250 257,950
County of Sullivan, Adelaar
Infrastructure Project, Series
A-1 (SA)
4.85%, 11/01/31 (c) 870 879,356

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Dutchess County Local
Development Corp., Health
Quest System, Inc., Series B
(RB)
5.00%, 07/01/28 (c) $ 275 $ 279,034
5.00%, 07/01/30 (c) 270 273,806
Huntington Local Development
Corp., Gurwin Independent
Housing, Inc., Fountaingate
Gardens Project (RB)
4.00%, 07/01/27 345 338,432
Metropolitan Transportation
Authority, Series A (RB)
5.00%, 11/15/35 (c) 2,000 2,169,052
Metropolitan Transportation
Authority, Series D (RB)
5.00%, 11/15/31 (c) 500 511,457
Monroe County Industrial
Development Corp., Eugenio
Maria De Hostos Chapter
School Project, Series A (RB)
5.00%, 07/01/34 500 502,428
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/35 (c) 675 657,361
5.00%, 12/01/31 (c) 500 533,839
5.00%, 12/01/34 (c) 1,060 1,105,420
Monroe County Industrial
Development Corp., St. Ann's
Community Project (RB)
4.00%, 01/01/30 (c) 685 669,599
New York City Housing
Development Corp., Multi-
Family Housing, Series B-2
(RB)
3.95%, 11/01/64 (c) (p) 1,000 1,021,181
New York City Housing
Development Corp., Multi-
Family Housing, Series C-2
(RB)
3.75%, 05/01/65 (c) (p) 1,000 1,013,521
New York City Housing
Development Corp., Multi-
Family Mortgage, Series D
(RB)
4.00%, 12/15/31 (c) 250 257,617
New York City Housing
Development Corp., Multi-
Family Mortgage, Series F
(RB)
5.25%, 12/15/31 (c) 250 256,181
New York Energy Finance
Development Corp. (RB)
5.00%, 07/01/56 (c) (p) 500 521,530
Par
(000’s) Value
New York (continued)
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.15%, 11/15/34 (c) $ 1,000 $ 1,000,027
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/29 (c) 1,000 1,036,614
5.00%, 08/01/30 (c) 945 974,925
New York State Dormitory
Authority, New School, Series
A (RB)
5.00%, 07/01/27 (c) 250 255,665
New York State Dormitory
Authority, State University,
Series B (RB)
4.00%, 07/01/36 (c) 500 499,305
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
2.88%, 12/01/44 (p) 1,000 931,029
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB) (C)
2.75%, 09/01/50 (c) (p) 600 598,645
New York State Housing
Finance Agency, Series B (RB)
3.60%, 11/01/64 (c) (p) 1,000 1,008,216
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
2.25%, 08/01/26 420 413,848
3.00%, 08/01/31 2,100 1,930,318
5.00%, 08/01/26 (c) 325 324,998
5.00%, 08/01/31 (c) 4,155 4,154,768
5.25%, 08/01/31 (c) 3,105 3,173,346
New York Transportation
Development Corp., Delta
Air Lines, Inc. - LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 10/01/30 1,000 982,097
4.00%, 01/01/36 (c) 2,000 1,860,023
5.00%, 10/01/35 (c) 1,000 1,012,440
6.00%, 04/01/35 (c) 1,000 1,083,444
New York Transportation
Development Corp., John F.
Kennedy International Airport
New Terminal 4 Project (RB)
(AGM)
5.00%, 12/01/30 1,430 1,541,087
5.00%, 12/01/31 1,885 2,045,038

Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
LaGuardia Airport Terminals
B Redevelopment Project,
Series A (RB) (AGM)
4.00%, 07/01/35 (c) $ 1,000 $ 965,970
Town of Ramapo, Public
Improvement, Series A (GO)
(FGIC)
4.00%, 05/15/27 (c) 120 120,020
4.12%, 05/15/28 (c) 100 100,036
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/27 70 71,695
5.00%, 06/01/28 (c) 70 71,570
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
4.00%, 10/15/29 200 199,737
42,208,936
North Carolina : 1.1%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage (RB)
5.00%, 10/01/35 (c) 1,000 965,613
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage,
Penick Village Project, Series
A (RB)
5.00%, 09/01/34 (c) 525 535,999
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage,
Penick Village Project, Series
B-3 (RB)
4.25%, 09/01/28 (c) 500 500,087
North Carolina Turnpike
Authority, Triangle
Expressway System, Series B
(RB) (AGM)
5.00%, 01/01/32 (c) 500 529,326
5.00%, 01/01/36 (c) 1,000 1,039,796
3,570,821
North Dakota : 0.2%
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/34 (c) 500 516,500
County of Grand Forks, Red
River Biorefinery, LLC Project,
Series A (RB)
6.62%, 12/15/31 (c) (d) * 3,000 30
516,530
Par
(000’s) Value
Ohio : 2.8%
Cleveland and Cuyahoga
County, Port Authority,
Constellation Schools Project,
Series A (RB)
5.25%, 01/01/34 (c) $ 500 $ 503,803
Columbus Regional Airport
Authority, John Glenn
Columbus International
Airport, Series A (RB)
5.00%, 01/01/36 (c) 1,000 1,057,097
County of Allen, Ohio, Hospital
Facilities, Bon Secours Mercy
Health, Inc., Series A (RB)
5.00%, 11/01/34 1,000 1,110,535
County of Cuyahoga, Health
Care and Independent Living
Facilities, Series A (RB)
5.00%, 05/15/32 (c) 750 744,362
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/26 50 50,413
5.00%, 02/15/27 350 358,996
5.00%, 02/15/28 (c) 110 111,834
County of Muskingum, Ohio
Hospital Facilities, Genesis
Healthcare System (RB)
5.00%, 02/15/27 (c) 980 985,217
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series A (RB)
2.40%, 12/01/38 (c) (p) 500 473,992
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series B (RB)
2.60%, 06/01/41 (c) (p) 1,000 951,914
Ohio Air Quality Development
Authority, FirstEnergy
Generation Project, Series
D (RB)
3.38%, 08/01/29 (p) 1,000 981,476
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 2,000 1,971,882
9,301,521
Oklahoma : 0.5%
Oklahoma County Finance
Authority, Charter School,
Astec Project (RB)
5.25%, 06/15/34 (c) 500 493,276
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/26 1,000 1,010,928
5.00%, 08/15/27 250 257,543
1,761,747

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania : 2.0%
Adams County General
Authority, Brethren Home
Community Project, Series
A (RB)
5.00%, 06/01/34 (c) $ 245 $ 254,724
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/27 455 466,451
5.00%, 05/01/28 550 568,601
5.00%, 05/01/28 895 917,724
City of Philadelphia,
Pennsylvania Gas Works (RB)
5.00%, 08/01/25 80 80,000
5.00%, 10/01/26 100 102,622
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 660 713,710
Pennsylvania Economic
Development Financing
Authority, Core Natural
Resources, Inc. project (RB)
5.45%, 01/01/51 (c) (p) 1,000 1,015,869
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB)
5.00%, 06/30/32 1,000 1,071,084
Pennsylvania Economic
Development Financing
Authority, Pennsylvania Rapid
Bridge Replacement Project
(RB)
5.00%, 06/30/26 130 131,953
Pennsylvania Turnpike
Commission, Series A-2 (RB)
5.00%, 06/01/30 (c) 100 101,761
Philadelphia Authority for
Industrial Development,
University of the Arts (RB)
4.50%, 03/15/29 (c) 25 26,252
4.50%, 03/15/29 (c) (d) * 224 111,841
Philadelphia Authority,
Industrial Development,
Electrical and Technology
Charter School Project, Series
A (RB)
4.00%, 06/01/31 440 430,383
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (SAW)
5.00%, 06/01/29 (c) 200 204,605
The Hospitals and Higher
Education, Facilities Authority
of Philadelphia (RB)
5.00%, 07/01/26 115 116,379
Par
(000’s) Value
Pennsylvania (continued)
5.00%, 07/01/29 (c) $ 275 $ 281,369
6,595,328
Puerto Rico : 7.8%
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
5.00%, 07/01/30 1,000 1,046,097
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/28 1,000 1,031,848
5.00%, 07/01/33 (c) 2,000 2,087,831
Puerto Rico Commonwealth,
Series A-1 (GO)
4.00%, 07/01/33 (c) 4,000 3,903,171
4.00%, 07/01/35 (c) 1,500 1,431,725
4.00%, 07/01/37 (c) 500 471,225
5.62%, 07/01/27 1,000 1,030,913
5.62%, 07/01/29 3,000 3,177,216
5.75%, 07/01/31 4,000 4,344,801
Puerto Rico Electric Power
Authority (RB) (NATL)
4.75%, 07/01/33 (c) 120 114,990
5.25%, 07/01/26 320 320,823
5.25%, 07/01/30 500 503,240
5.25%, 07/01/32 700 700,006
Puerto Rico Municipal Finance
Agency, Series A (RB) (AGM)
5.00%, 08/01/30 (c) 780 782,105
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
0.00%, 07/01/31 (c) ^ 2,000 1,595,664
0.00%, 07/01/33 (c) ^ 1,500 1,087,429
4.50%, 07/01/34 (c) 1,000 999,950
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AGM)
0.00%, 07/01/29 (c) ^ 1,308 1,139,592
25,768,626
Rhode Island : 0.3%
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/31 (c) 1,000 1,002,565
Underline
South Carolina : 0.2%
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/27 (c) 195 194,767
South Carolina Public Service
Authority, Series A (RB)
5.00%, 12/01/31 (c) 525 529,047
723,814

Par
(000’s) Value
Tennessee : 1.0%
New Memphis Arena Public
Building Authority, Memphis
and Shelby County,
Tennessee (RB)
0.00%, 04/01/33 (c) ^ $ 1,000 $ 715,286
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 10/01/53 (c) (p) 1,000 1,042,660
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52 (c) (p) 1,000 1,046,393
Tennessee Energy Acquisition
Corp., Gas Project, Series A
(RB)
5.25%, 09/01/26 525 535,045
3,339,384
Texas : 8.7%
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/33 (c) 1,200 1,205,057
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/26 775 777,534
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series A (RB)
5.00%, 01/01/30 (c) 500 503,600
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/26 (c) 1,465 1,414,359
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/27 (c) 1,000 1,008,686
City of Austin, Texas Airport
System (RB)
5.00%, 11/15/25 625 628,832
5.00%, 11/15/28 (c) 395 395,309
City of Houston, Airport
System, Series A (RB)
5.00%, 07/01/33 500 538,570
City of Houston, Airport
System, Series C (RB)
5.00%, 07/01/27 180 186,800
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project (RB)
5.00%, 07/01/29 (c) 2,465 2,464,833
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project, Series A
(RB)
5.00%, 07/01/27 250 251,023
Par
(000’s) Value
Texas (continued)
City of Houston, Continental
Airlines, Inc., Terminal
Improvement Projects (RB)
6.50%, 07/15/30 (c) $ 170 $ 170,449
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 2,000 2,008,357
5.00%, 07/15/28 500 502,594
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Technical
Operations Center Project
(RB)
5.00%, 07/15/28 1,500 1,507,782
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B (RB)
5.25%, 07/15/34 500 519,744
5.50%, 07/15/35 (c) 1,000 1,057,686
5.50%, 07/15/36 (c) 1,000 1,048,012
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-1 (RB)
5.00%, 07/15/30 (c) 1,000 999,932
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-2 (RB)
5.00%, 07/15/27 1,750 1,757,313
Clifton Higher Education
Finance Corp., Series A (RB)
4.62%, 08/15/25 20 20,015
5.00%, 02/15/36 (c) 750 804,634
5.12%, 08/15/30 (c) 200 200,191
Harris County, Houston Sports
Authority, Junior Lien, Series
A (RB) (AGC)
5.00%, 11/15/30 500 548,605
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.00%, 11/15/29 ^ 315 276,416
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.00%, 02/15/30 (c) (d) * 102 1,015
Mission Economic
Development Corp., Graphic
Packaging International LLC
Project (RB)
5.00%, 12/01/64 (p) 250 254,021

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 10/01/31 (c) $ 3,200 $ 3,200,962
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
4.00%, 07/01/28 (c) 625 623,208
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 08/15/27 (c) 110 107,819
Port Beaumont Navigation
District, Texas Dock & Wharf
Facility, Series A (RB)
2.62%, 01/01/31 (c) 550 499,909
SA Energy Acquisition Public
Facility Corp., Gas Supply (RB)
5.50%, 08/01/25 125 125,000
5.50%, 08/01/27 110 114,466
Tarrant County Cultural
Education Facilities Finance
Corp., MRC Stevenson Oaks
Project, Series A (RB)
6.25%, 11/15/31 (c) 250 242,894
Tarrant County Cultural
Education Facilities Finance
Corp., Retirement Facility (RB)
4.00%, 05/15/27 (c) 120 119,030
Texas Municipal Gas
Acquisition and Supply Corp.
I, Series A (RB)
5.25%, 12/15/25 100 100,709
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 350 366,910
5.00%, 12/15/30 1,000 1,060,232
Texas Municipal Gas
Acquisition and Supply Corp.
V (RB)
5.00%, 01/01/55 (c) (p) 1,000 1,053,138
Texas Municipal Gas
Acquisition and Supply Corp.,
Series D (RB)
6.25%, 12/15/26 345 353,855
29,019,501
Utah : 0.1%
Utah Charter School Finance
Authority, Freedom Academy
Foundation Project (RB)
4.50%, 06/15/27 400 397,979
Underline
Par
(000’s) Value
Virgin Islands : 0.3%
Matching Fund Special Purpose
Securitization Corp., Virgin
Island, Series A (RB)
5.00%, 10/01/32 $ 1,000 $ 1,021,162
Underline
Virginia : 2.0%
Amherst Industrial
Development Authority,
Educational Facilities, Sweet
Briar College (RB)
4.75%, 09/01/30 (c) 140 136,253
Economic Development
Authority of Henrico County,
Bon Secours Mercy Health,
Inc., Series A (RB)
5.00%, 11/01/35 1,000 1,099,794
Peninsula Town Center
Community Development
Authority (RB)
4.50%, 09/01/28 (c) 325 327,825
Virginia Beach Development
Authority, Residential Care
Facility, Series A (RB)
5.75%, 09/01/30 (c) 1,000 1,009,576
5.75%, 09/01/33 (c) 1,000 1,098,447
Virginia College Building
Authority, Marymount
University Project, Series B
(RB)
5.25%, 07/01/30 (c) 710 669,130
Virginia Small Business
Financing Authority, 95
Express Lanes LLC Project
(RB)
5.00%, 07/01/35 (c) 500 515,542
Virginia Small Business
Financing Authority, Elizabeth
River Crossing OPCO LLC
Project (RB)
4.00%, 01/01/31 635 644,959
Virginia Small Business
Financing Authority,
Residential Care Facilities,
Series A (RB)
5.00%, 12/01/34 (c) 1,000 1,055,489
6,557,015
Washington : 1.5%
King County, Public Hospital
District No. 4, Snoqualmie
Valley Hospital, Series A (RB)
5.00%, 12/01/25 40 40,033
King County, Washington Public
Hospital District No. 1 (GO)
5.00%, 12/01/32 (c) 250 255,723
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
B-2 (RB)
5.00%, 08/01/49 (c) (p) 480 480,000

Par
(000’s) Value
Washington (continued)
Washington State Housing
Finance Commission (RB)
3.50%, 12/20/35 $ 800 $ 751,892
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 2,250 2,291,035
Washington State, Housing
Finance Commission,
Parkshore Juanita Bay
Project, Series B-2 (RB)
3.95%, 07/01/29 (c) 500 500,035
Washington State, Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
4.00%, 01/01/26 (c) 300 299,942
5.00%, 01/01/31 (c) 365 368,461
4,987,121
West Virginia : 0.5%
West Virginia Economic
Development Authority, Solid
Waste Facility, Commercial
Metals Company Project (RB)
4.62%, 04/15/55 (c) (p) 995 970,313
West Virginia Economic
Development Authority, Solid
Waste Facility, Core Natural
Resources, Inc. Project (RB)
5.45%, 01/01/55 (c) (p) 500 508,364
West Virginia Hospital Finance
Authority, West Virginia
University Health System,
Series A (RB)
5.00%, 06/01/26 150 152,653
1,631,330
Wisconsin : 2.0%
Public Finance Authority,
Bonnie Cone Classical
Academy, Inc. (RB)
5.00%, 06/15/34 (c) 500 496,362
Public Finance Authority,
Celanese Corp., Series C (RB)
4.30%, 11/01/30 (c) 1,000 997,209
Public Finance Authority,
Charter Educational
Foundation Project, Series
A (RB)
4.10%, 06/15/26 100 99,443
Public Finance Authority,
Foundation Academy Charter
School Project (RB)
5.00%, 07/01/35 250 254,180
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/29 (c) 295 268,872
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, North
Carolina Chapter Educational
Foundation, Series A (RB)
4.10%, 06/15/26 $ 50 $ 50,364
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/29 (c) 380 378,815
Public Finance Authority,
Phoenix Academy Project,
Series A (RB)
5.00%, 06/15/27 (c) 100 99,690
Public Finance Authority,
Pinecrest Academy, Sloan
Canyon Campus Project,
Series A (RB)
4.00%, 07/15/34 (c) 250 238,135
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.00%, 12/01/27 950 966,158
Public Finance Authority, Texas
Infrastructure Program,
Mayfair Project, Series A-4
(RB)
5.50%, 11/15/32 (c) 250 248,253
Public Finance Authority, UNC
Health Southeastern, Series
A (RB)
4.00%, 02/01/35 (c) 150 133,222
Public Finance Authority, Waste
Management, Inc. Project,
Series A-1 (RB)
2.62%, 11/01/25 1,050 1,046,709
Public Finance Authority,
Wisconsin Texas
Infrastructure Program,
Nolina and Sorella Projects
(RB)
5.50%, 12/15/32 (c) 430 419,728
Wisconsin Health and
Educational Facilities
Authority, Chiara Housing
and Services Inc., Project (RB)
5.00%, 07/01/35 (c) 240 239,512
Wisconsin Health and
Educational Facilities
Authority, Prohealth Care,
Inc. (RB)
3.00%, 08/15/26 (c) 825 822,698
6,759,350
Total Municipal Bonds: 99.1%
(Cost: $343,207,001) 329,170,779
Other assets less liabilities: 0.9% 2,926,793
NET ASSETS: 100.0% $ 332,097,572

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
TA Tax Allocation
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
* Non-income producing
(d) Security in default
^ Zero Coupon Bond